Presentation of the Financial Statements - Additional Information (Detail) - GBP (£)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018
Presentation Of The Financial Statements [abstract]
Additional ECL allowance for trade receivables	£ 15,000,000	£ 15,000,000
Other transition adjustments arising from change in impairment basis		£ 0
Deferred tax impact, retained earnings	3,000,000
Cumulative adjustment to decrease retained earnings	4,000,000
Transfer between retained earnings and fair value reserve	£ 288,000,000